2. Investment Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investment securities available for sale
Amortized Cost	$ 244,924
Estimated Fair Value	249,946	$ 268,530
Mortgage-backed securities
Investment securities available for sale
Amortized Cost	66,654	76,406
Gross Unrealized Gains	1,221	1,526
Gross Unrealized Losses	290	45
Estimated Fair Value	67,585	77,887
U.S. Government sponsored enterprises
Investment securities available for sale
Amortized Cost	38,188	38,173
Gross Unrealized Gains	308	399
Gross Unrealized Losses	274	155
Estimated Fair Value	38,222	38,417
State and political subdivisions
Investment securities available for sale
Amortized Cost	137,832	141,500
Gross Unrealized Gains	4,176	6,817
Gross Unrealized Losses	152	72
Estimated Fair Value	141,856	148,245
Corporate bonds
Investment securities available for sale
Amortized Cost	1,500	1,928
Gross Unrealized Gains	33	0
Gross Unrealized Losses	0	22
Estimated Fair Value	1,533	1,906
Trust preferred securities
Investment securities available for sale
Amortized Cost	750	750
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	750	750
Equity securities
Investment securities available for sale
Amortized Cost		748
Gross Unrealized Gains		577
Gross Unrealized Losses		0
Estimated Fair Value		1,325
Total
Investment securities available for sale
Amortized Cost	244,924	259,505
Gross Unrealized Gains	5,738	9,319
Gross Unrealized Losses	716	294
Estimated Fair Value	$ 249,946	$ 268,530